CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Preferred Stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	18,725,003	18,725,003
Common stock, shares outstanding	18,725,003	18,725,003